OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
OTHER LIABILITIES
Authorization licenses		R$ 124,807	R$ 258,742
Liabilities with related parties (Note 28)		31,716	125,987
Payment for license renewal		222,143	167,536
Third-party withholdings		120,711	144,593
Deficit in post-employment benefit plans (Note 30)		679,478	531,938
Amounts to be refunded to subscribers		56,897	189,380
Other liabilities		61,957	72,893
Total		1,297,709	1,491,069
Current		368,376	718,468
Noncurrent		R$ 929,333	R$ 772,601
Installment paid	R$ 142,862